Intangible assets (Narrative) (Details) - Innovet License Agreement - USD ($)	Mar. 09, 2021	Mar. 09, 2022
Disclosure of detailed information about intangible assets [line items]
Acquisition	$ 500,000
Useful life of intellectual property	5 years
Payment for right to use intellectual property		$ 250,000